Operating expenses (Tables)	12 Months Ended
Sep. 30, 2022
Operating expenses
Schedule of operating expenses

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Payroll and employee benefits	$41,456	$29,549
Facilities	3,360	2,101
Billing	6,346	3,887
Professional fees	3,100	2,566
Marketing costs	1,461	1,005
Outbound freight	2,165	1,378
All other	7,315	4,319
Total operating expenses	$65,203	$44,805